Components of net Investment in Direct Financing and Sales-Type Leases (Detail) - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Future minimum lease payments receivable		$ 2,573,313	$ 2,558,339
Residual value of containers		40,396	16,532
Less: unearned income		(760,043)	(768,038)
Net investment in finance leases	[1]	1,853,666	1,806,833
Less: Allowance for credit losses		(1,033)	(743)
Net investment in finance leases, net	[2]	1,852,633	1,806,090
Amounts due within one year		126,962	113,048
Amounts due beyond one year		$ 1,725,671	$ 1,693,042

[1]	One major customer represented 81.5% and 85.1% of the Company’s finance leases portfolio as of June 30, 2022 and December 31, 2021, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.
[2]	As of June 30, 2022 and December 31, 2021, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,838,564 and $1,810,712, respectively, and was measured using Level 2 inputs.